Document and Entity Information	Jun. 17, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002033382
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 17, 2026
Entity Registrant Name	Silver Point Private Credit Fund
Entity Incorporation State Country Code	MD
Entity File Number	000-56819
Entity Tax Identification Number	99-6611702
Entity Address, Address Line One	Two Greenwich Plaza
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(203)
Local Phone Number	542-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false